UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of June 30, 2016 (Unaudited)

Deutsche High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 91.4%
Consumer Discretionary 25.7%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		1,110,000	1,118,325
Ally Financial, Inc.:
4.125%, 3/30/2020		5,590,000	5,603,975
4.125%, 2/13/2022		3,000,000	2,977,500
5.75%, 11/20/2025		4,450,000	4,461,125
Altice Financing SA:
144A, 6.5%, 1/15/2022		1,500,000	1,515,000
144A, 7.5%, 5/15/2026		7,725,000	7,570,500
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		4,730,000	4,730,000
AMC Entertainment, Inc., 5.875%, 2/15/2022		1,935,000	1,944,675
AmeriGas Finance LLC, 7.0%, 5/20/2022		3,260,000	3,441,321
APX Group, Inc., 6.375%, 12/1/2019		1,895,000	1,876,050
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		8,325,000	8,387,437
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		3,235,000	2,903,413
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		1,485,000	1,555,538
Block Communications, Inc., 144A, 7.25%, 2/1/2020		3,469,000	3,503,690
Boyd Gaming Corp., 6.875%, 5/15/2023		1,295,000	1,379,175
CalAtlantic Group, Inc., 5.25%, 6/1/2026		5,639,000	5,469,830
Caleres, Inc., 6.25%, 8/15/2023		1,055,000	1,070,825
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		3,475,000	3,494,547
144A, 5.5%, 5/1/2026		12,445,000	12,631,675
144A, 5.875%, 4/1/2024		2,375,000	2,464,063
144A, 5.875%, 5/1/2027		4,340,000	4,481,050
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		8,700,000	8,286,750
144A, 6.375%, 9/15/2020		8,315,000	8,454,692
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		1,279,000	1,306,179
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		2,270,000	2,184,875
Series B, 6.5%, 11/15/2022		3,380,000	3,380,000
Series A, 7.625%, 3/15/2020		990,000	903,375
Series B, 7.625%, 3/15/2020		2,755,000	2,621,383
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		200,000	204,000
CSC Holdings LLC, 5.25%, 6/1/2024		2,140,000	1,947,400
Dana Holding Corp.:
5.375%, 9/15/2021		800,000	820,400
5.5%, 12/15/2024		1,710,000	1,624,500
DISH DBS Corp.:
5.875%, 7/15/2022		1,600,000	1,556,000
6.75%, 6/1/2021		4,420,000	4,580,225
7.875%, 9/1/2019		4,165,000	4,591,912
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020 (b)		3,110,000	3,144,987
5.25%, 4/15/2023 (b)		2,452,000	2,436,675
Global Partners LP, 7.0%, 6/15/2023		2,150,000	1,795,250
GLP Capital LP:
4.375%, 4/15/2021		970,000	999,100
5.375%, 4/15/2026		3,100,000	3,193,000
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		3,795,000	3,866,156
5.125%, 11/15/2023		1,495,000	1,543,588
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		4,010,000	3,949,850
144A, 5.25%, 12/15/2023		5,140,000	5,050,050
Hanesbrands, Inc., 144A, 4.875%, 5/15/2026		3,085,000	3,096,106
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		2,610,000	2,724,188
144A, 5.75%, 4/15/2024		1,180,000	1,227,200
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		1,380,000	1,397,250
Lennar Corp., 4.75%, 11/15/2022		3,500,000	3,556,875
Live Nation Entertainment, Inc., 144A, 5.375%, 6/15/2022		460,000	472,650
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		1,680,000	1,667,400
Mediacom Broadband LLC:
5.5%, 4/15/2021		465,000	474,300
6.375%, 4/1/2023		2,830,000	2,957,350
MGM Growth Properties Operating Partnership LP, 144A, 5.625%, 5/1/2024		2,350,000	2,485,125
NCL Corp., Ltd., 144A, 4.625%, 11/15/2020		2,175,000	2,170,911
Neptune Finco Corp.:
144A, 6.625%, 10/15/2025		1,040,000	1,092,000
144A, 10.125%, 1/15/2023		5,040,000	5,644,800
144A, 10.875%, 10/15/2025		2,800,000	3,200,736
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		1,305,000	1,331,100
Numericable-SFR:
144A, 6.0%, 5/15/2022		6,930,000	6,739,425
144A, 7.375%, 5/1/2026		5,450,000	5,388,687
Penske Automotive Group, Inc.:
5.375%, 12/1/2024		6,265,000	6,045,725
5.5%, 5/15/2026		2,160,000	2,052,000
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		500,000	508,750
144A, 5.375%, 4/15/2023		210,000	214,725
Sally Holdings LLC, 5.625%, 12/1/2025		3,725,000	3,901,937
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		3,295,000	3,344,425
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		1,150,000	1,152,875
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		2,075,000	2,043,875
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		2,170,000	2,218,825
Springs Industries, Inc., 6.25%, 6/1/2021		2,765,000	2,792,650
Suburban Propane Partners LP, 5.75%, 3/1/2025		1,260,000	1,237,950
Toll Brothers Finance Corp., 4.875%, 11/15/2025		2,440,000	2,415,600
TRI Pointe Group, Inc., 4.375%, 6/15/2019		1,295,000	1,301,475
Unitymedia GmbH, 144A, 3.75%, 1/15/2027	EUR	2,000,000	2,030,842
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		8,260,000	8,301,300
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		8,765,000	8,677,350
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		2,160,000	1,630,800
144A, 8.5%, 10/15/2022		1,880,000	1,602,700
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		4,175,000	4,039,312
144A, 5.5%, 8/15/2026		2,310,000	2,246,475
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		1,475,000	1,423,375
			255,829,130
Consumer Staples 2.1%
Cott Beverages, Inc.:
5.375%, 7/1/2022		3,890,000	3,890,000
6.75%, 1/1/2020		1,710,000	1,782,675
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		2,340,000	2,409,498
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		3,210,000	3,017,400
144A, 8.25%, 2/1/2020		1,450,000	1,500,750
Performance Food Group, Inc., 144A, 5.5%, 6/1/2024		980,000	997,150
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		1,720,000	1,715,700
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024		410,000	428,963
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		905,000	957,037
Smithfield Foods, Inc., 6.625%, 8/15/2022		93,000	97,389
The WhiteWave Foods Co., 5.375%, 10/1/2022		3,400,000	3,638,000
			20,434,562
Energy 12.0%
Antero Resources Corp.:
5.125%, 12/1/2022		3,020,000	2,899,200
5.375%, 11/1/2021		2,255,000	2,204,263
5.625%, 6/1/2023		1,750,000	1,697,500
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		5,920,000	5,609,200
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		2,170,000	2,088,625
Cheniere Corpus Christi Holdings LLC, 144A, 7.0%, 6/30/2024		3,525,000	3,619,752
Concho Resources, Inc., 5.5%, 4/1/2023		4,760,000	4,771,900
Continental Resources, Inc.:
3.8%, 6/1/2024		2,000,000	1,745,000
4.5%, 4/15/2023		2,000,000	1,865,000
5.0%, 9/15/2022 (b)		3,895,000	3,807,362
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023		2,915,000	2,681,800
Freeport-McMoran Oil & Gas LLC:
6.5%, 11/15/2020		4,050,000	4,058,586
6.875%, 2/15/2023		2,100,000	2,026,500
Gulfport Energy Corp., 6.625%, 5/1/2023		870,000	856,950
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		3,205,000	2,988,342
144A, 5.75%, 10/1/2025		3,030,000	2,893,650
Holly Energy Partners LP, 6.5%, 3/1/2020		990,000	994,950
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		1,490,000	1,318,650
Laredo Petroleum, Inc.:
5.625%, 1/15/2022 (b)		2,000,000	1,870,000
6.25%, 3/15/2023 (b)		2,615,000	2,484,250
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		8,050,000	5,957,000
144A, 6.5%, 3/15/2021		2,070,000	1,604,250
144A, 7.0%, 3/31/2024		675,000	519,750
Memorial Resource Development Corp., 5.875%, 7/1/2022		1,700,000	1,695,750
Newfield Exploration Co.:
5.375%, 1/1/2026		1,310,000	1,273,975
5.75%, 1/30/2022		740,000	749,250
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		560,000	511,000
6.875%, 3/15/2022 (b)		8,820,000	8,147,475
6.875%, 1/15/2023		2,615,000	2,379,650
Range Resources Corp., 4.875%, 5/15/2025		3,425,000	3,262,312
Rice Energy, Inc., 7.25%, 5/1/2023		3,440,000	3,491,600
RSP Permian, Inc., 6.625%, 10/1/2022		2,490,000	2,564,700
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		6,465,000	6,529,650
5.625%, 4/15/2023		3,000,000	3,011,250
5.625%, 3/1/2025		1,395,000	1,389,769
144A, 5.875%, 6/30/2026		3,480,000	3,493,050
Sunoco LP:
144A, 5.5%, 8/1/2020		1,250,000	1,234,375
144A, 6.375%, 4/1/2023		1,275,000	1,265,438
Tesoro Logistics LP:
6.125%, 10/15/2021		200,000	207,000
6.375%, 5/1/2024		1,120,000	1,173,200
Whiting Petroleum Corp.:
5.0%, 3/15/2019		3,835,000	3,528,200
5.75%, 3/15/2021 (b)		2,090,000	1,886,225
6.25%, 4/1/2023 (b)		3,525,000	3,154,875
6.5%, 10/1/2018 (b)		2,535,000	2,433,600
WPX Energy, Inc.:
6.0%, 1/15/2022		1,000,000	930,000
7.5%, 8/1/2020		1,500,000	1,497,180
8.25%, 8/1/2023		2,520,000	2,526,300
			118,898,304
Financials 4.7%
AerCap Ireland Capital Ltd.:
3.95%, 2/1/2022		3,695,000	3,695,000
4.625%, 10/30/2020		2,960,000	3,068,780
5.0%, 10/1/2021		1,055,000	1,097,200
CIT Group, Inc.:
3.875%, 2/19/2019		7,465,000	7,502,325
5.0%, 8/15/2022		7,000,000	7,122,500
5.0%, 8/1/2023		2,000,000	2,015,000
CNO Financial Group, Inc., 5.25%, 5/30/2025		1,295,000	1,333,850
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		3,780,000	3,680,775
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		2,135,000	2,204,388
(REIT), 5.375%, 4/1/2023		6,455,000	6,664,787
(REIT), 5.75%, 1/1/2025		1,600,000	1,656,000
(REIT), 5.875%, 1/15/2026		1,245,000	1,297,134
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		855,000	884,925
MPT Operating Partnership LP, (REIT), 6.375%, 3/1/2024		2,365,000	2,518,725
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		1,515,000	1,580,327
(REIT), 4.875%, 6/1/2026		810,000	830,250
			47,151,966
Health Care 6.3%
Alere, Inc., 144A, 6.375%, 7/1/2023		1,715,000	1,787,888
Community Health Systems, Inc., 5.125%, 8/1/2021		8,485,000	8,421,362
Concordia International Corp., 144A, 7.0%, 4/15/2023		870,000	741,675
Endo Finance LLC, 144A, 5.75%, 1/15/2022		1,935,000	1,746,144
Endo Ltd.:
144A, 6.0%, 7/15/2023		1,860,000	1,627,500
144A, 6.0%, 2/1/2025		1,310,000	1,136,425
HCA, Inc.:
5.25%, 6/15/2026		3,785,000	3,929,303
5.875%, 2/15/2026		7,570,000	7,853,875
6.5%, 2/15/2020		4,615,000	5,105,344
Hologic, Inc., 144A, 5.25%, 7/15/2022		855,000	893,475
Horizon Pharma, Inc., 6.625%, 5/1/2023 (b)		1,350,000	1,255,500
IMS Health, Inc., 144A, 6.0%, 11/1/2020		2,350,000	2,391,125
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024		1,700,000	1,704,250
5.5%, 12/1/2021		2,430,000	2,533,275
5.875%, 12/1/2023		2,135,000	2,220,400
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		725,000	699,625
144A, 5.625%, 10/15/2023		1,275,000	1,187,344
Tenet Healthcare Corp., 4.153% **, 6/15/2020		1,630,000	1,609,625
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		4,295,000	3,669,541
144A, 5.875%, 5/15/2023		2,040,000	1,647,300
144A, 6.125%, 4/15/2025		4,685,000	3,759,712
144A, 7.5%, 7/15/2021		7,335,000	6,468,553
			62,389,241
Industrials 7.4%
ADT Corp.:
3.5%, 7/15/2022 (b)		1,315,000	1,204,869
6.25%, 10/15/2021		3,760,000	3,995,000
Allegion PLC, 5.875%, 9/15/2023		805,000	853,300
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		2,335,000	2,054,800
Belden, Inc., 144A, 5.5%, 9/1/2022		3,360,000	3,385,200
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		2,850,000	2,422,500
144A, 6.0%, 10/15/2022		2,320,000	1,983,600
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		1,120,000	1,069,600
Covanta Holding Corp., 5.875%, 3/1/2024		1,940,000	1,881,800
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		2,415,000	2,125,200
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		1,395,000	1,297,350
EnerSys, 144A, 5.0%, 4/30/2023		435,000	429,563
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		1,295,000	1,288,525
FTI Consulting, Inc., 6.0%, 11/15/2022		1,885,000	1,980,192
Garda World Security Corp., 144A, 7.25%, 11/15/2021		2,550,000	2,059,125
Gates Global LLC, 144A, 6.0%, 7/15/2022		1,695,000	1,483,125
Manitowoc Foodservice, Inc., 144A, 9.5%, 2/15/2024		948,000	1,059,390
Masonite International Corp., 144A, 5.625%, 3/15/2023		1,884,000	1,954,650
Meritor, Inc.:
6.25%, 2/15/2024		1,895,000	1,620,225
6.75%, 6/15/2021		4,663,000	4,359,905
Moog, Inc., 144A, 5.25%, 12/1/2022		1,565,000	1,584,563
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		2,105,000	2,073,425
Oshkosh Corp., 5.375%, 3/1/2025		215,000	220,913
Ply Gem Industries, Inc., 6.5% , 2/1/2022 (b)		3,690,000	3,615,675
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		235,000	249,100
Summit Materials LLC:
6.125%, 7/15/2023		2,480,000	2,444,338
144A, 8.5%, 4/15/2022		940,000	995,225
Titan International, Inc., 6.875%, 10/1/2020		1,675,000	1,409,094
TransDigm, Inc., 144A, 6.375%, 6/15/2026		2,495,000	2,488,762
Triumph Group, Inc., 5.25%, 6/1/2022		1,145,000	1,053,400
United Rentals North America, Inc.:
6.125%, 6/15/2023 (b)		200,000	208,250
7.625%, 4/15/2022		5,690,000	6,074,075
WESCO Distribution, Inc., 144A, 5.375%, 6/15/2024		1,880,000	1,880,000
XPO Logistics, Inc., 144A, 6.5%, 6/15/2022		2,095,000	1,998,106
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022		4,730,000	4,795,037
144A, 4.75%, 4/29/2025		3,770,000	3,819,462
			73,417,344
Information Technology 3.9%
Cardtronics, Inc., 5.125%, 8/1/2022		1,280,000	1,267,200
CDW LLC:
5.5%, 12/1/2024		3,115,000	3,216,237
6.0%, 8/15/2022		7,300,000	7,628,500
Diamond 1 Finance Corp., 144A, 5.875%, 6/15/2021		1,455,000	1,483,768
EarthLink Holdings Corp., 7.375%, 6/1/2020		2,310,000	2,402,400
Entegris, Inc., 144A, 6.0%, 4/1/2022		1,395,000	1,428,131
First Data Corp., 144A, 7.0%, 12/1/2023		2,485,000	2,516,063
Match Group, Inc., 144A, 6.375%, 6/1/2024		1,165,000	1,211,600
Micron Technology, Inc.:
144A, 5.25%, 8/1/2023		2,145,000	1,828,613
144A, 7.5%, 9/15/2023		3,760,000	3,995,000
NXP BV:
144A, 4.125%, 6/1/2021		1,650,000	1,674,750
144A, 4.625%, 6/1/2023		3,695,000	3,759,662
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		1,315,000	1,361,025
Western Digital Corp.:
144A, 7.375%, 4/1/2023		3,030,000	3,226,950
144A, 10.5%, 4/1/2024		1,717,000	1,837,190
			38,837,089
Materials 12.7%
AK Steel Corp.:
7.5%, 7/15/2023		2,000,000	2,030,000
7.625%, 5/15/2020		3,410,000	3,256,550
Ardagh Packaging Finance PLC:
144A, 4.625%, 5/15/2023		1,565,000	1,541,525
144A, 6.75%, 1/31/2021		2,915,000	2,933,219
144A, 7.25%, 5/15/2024		3,060,000	3,123,112
Berry Plastics Corp., 5.5%, 5/15/2022		3,820,000	3,910,725
Cascades, Inc., 144A, 5.5%, 7/15/2022		1,295,000	1,257,769
Chemours Co.:
6.125%, 5/15/2023	EUR	700,000	613,561
6.625%, 5/15/2023 (b)		3,000,000	2,550,000
7.0%, 5/15/2025		725,000	608,094
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		1,730,000	1,730,000
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	1,500,000	1,308,478
144A, 5.75%, 5/15/2024		1,325,000	1,043,438
144A, 7.875%, 4/1/2021		4,960,000	5,115,000
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		1,915,000	1,915,000
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		2,890,000	2,806,912
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		321,000	268,035
144A, 7.0%, 2/15/2021		4,190,000	3,367,712
Freeport-McMoRan, Inc.:
2.375%, 3/15/2018		9,370,000	9,182,600
4.0%, 11/14/2021		3,000,000	2,710,311
4.55%, 11/14/2024		1,000,000	875,000
Hexion, Inc., 6.625%, 4/15/2020		2,405,000	2,011,302
Huntsman International LLC, 4.25%, 4/1/2025	EUR	7,000,000	7,026,381
Kaiser Aluminum Corp., 144A, 5.875%, 5/15/2024		1,975,000	2,029,312
Novelis, Inc., 8.75%, 12/15/2020		2,600,000	2,710,500
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		3,445,000	3,445,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		2,335,000	2,381,700
Platform Specialty Products Corp.:
144A, 6.5%, 2/1/2022 (b)		1,990,000	1,741,250
144A, 10.375%, 5/1/2021		3,500,000	3,526,250
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		2,310,000	2,338,875
5.75%, 10/15/2020		11,970,000	12,359,025
144A, 7.0%, 7/15/2024		465,000	478,718
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		1,075,000	1,105,906
144A, 5.125%, 12/1/2024		540,000	554,175
Teck Resources Ltd.:
4.5%, 1/15/2021		7,500,000	6,525,000
144A, 8.0%, 6/1/2021		8,050,000	8,291,500
144A, 8.5%, 6/1/2024		1,300,000	1,348,750
Tronox Finance LLC:
6.375%, 8/15/2020		5,300,000	3,935,250
144A, 7.5%, 3/15/2022		2,105,000	1,515,600
United States Steel Corp., 144A, 8.375%, 7/1/2021		8,520,000	8,946,000
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		840,000	863,100
144A, 5.625%, 10/1/2024		420,000	430,500
			125,711,135
Telecommunication Services 12.6%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		3,920,000	4,067,000
Series T, 5.8%, 3/15/2022		3,610,000	3,505,093
Series S, 6.45%, 6/15/2021		5,210,000	5,294,663
Series W, 6.75%, 12/1/2023		2,555,000	2,510,288
Series Y, 7.5%, 4/1/2024		6,995,000	7,056,206
CyrusOne LP, 6.375%, 11/15/2022		2,885,000	3,000,400
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		2,325,000	1,729,219
144A, 8.25%, 9/30/2020		7,117,000	5,942,695
Digicel Ltd.:
144A, 6.75%, 3/1/2023		3,310,000	2,813,500
144A, 7.0%, 2/15/2020		800,000	740,000
Frontier Communications Corp.:
6.25%, 9/15/2021		5,290,000	4,987,211
7.125%, 1/15/2023		5,505,000	4,926,975
10.5%, 9/15/2022		5,650,000	5,978,406
11.0%, 9/15/2025		4,000,000	4,140,000
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		1,910,000	2,055,399
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		7,000,000	6,895,000
Level 3 Financing, Inc.:
144A, 5.25%, 3/15/2026		1,690,000	1,656,200
5.375%, 8/15/2022		6,080,000	6,140,800
5.375%, 1/15/2024		1,495,000	1,500,606
5.375%, 5/1/2025		1,730,000	1,717,025
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		6,190,000	6,480,868
7.0%, 8/15/2020		5,000,000	4,450,000
Sprint Corp., 7.125%, 6/15/2024		12,120,000	9,665,700
T-Mobile U.S.A., Inc.:
6.0%, 3/1/2023		500,000	517,500
6.0%, 4/15/2024		8,471,000	8,767,485
6.125%, 1/15/2022		975,000	1,022,531
6.375%, 3/1/2025		4,479,000	4,680,555
6.5%, 1/15/2026		120,000	126,600
6.633%, 4/28/2021		250,000	261,250
Windstream Services LLC, 7.75%, 10/15/2020 (b)		3,930,000	3,851,400
Zayo Group LLC:
6.0%, 4/1/2023		5,085,000	5,161,275
6.375%, 5/15/2025		3,580,000	3,651,600
			125,293,450
Utilities 4.0%
Calpine Corp.:
5.375%, 1/15/2023		2,140,000	2,086,500
5.75%, 1/15/2025		4,140,000	4,026,150
Dynegy, Inc.:
7.375%, 11/1/2022		2,140,000	2,065,100
7.625%, 11/1/2024		3,850,000	3,696,000
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		4,626,000	2,313,000
GenOn Americas Generation LLC, 8.5%, 10/1/2021		2,190,000	1,741,050
GenOn Energy, Inc., 7.875%, 6/15/2017		1,000,000	840,000
NGL Energy Partners LP, 5.125%, 7/15/2019		1,705,000	1,551,550
NRG Energy, Inc.:
6.25%, 7/15/2022		10,000,000	9,700,000
6.25%, 5/1/2024 (b)		6,535,000	6,220,536
144A, 7.25%, 5/15/2026		3,780,000	3,761,100
7.875%, 5/15/2021		1,184,000	1,225,440
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		875,000	770,000
			39,996,426
Total Corporate Bonds (Cost $912,226,235)			907,958,647
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Note, 1.0%, 8/31/2016 (c) (Cost $1,008,558)		1,000,000	1,001,158
Loan Participations and Assignments 0.2%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		3,500,000	0
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		2,992,170	2,643,268
Total Loan Participations and Assignments (Cost $6,194,877)			2,643,268
Convertible Bonds 1.2%
Energy 0.4%
Chesapeake Energy Corp.:
2.25%, 12/15/2038		3,200,000	2,576,000
2.5%, 5/15/2037		1,335,000	1,231,537
			3,807,537
Materials 0.8%
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018		7,711,754	7,787,021
Total Convertible Bonds (Cost $10,572,008)			11,594,558
Preferred Security 0.6%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,847,414)		6,975,000	5,736,938
		Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)		107	229,045
Industrials 0.0%
Congoleum Corp.*		135,300	0
Quad Graphics, Inc.		1,602	37,311
			37,311
Materials 0.1%
GEO Specialty Chemicals, Inc.*		809,511	293,448
GEO Specialty Chemicals, Inc. 144A*		12,448	4,512
			297,960
Total Common Stocks (Cost $2,030,047)			564,316
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $1,482,531)		6,700	16,976
Securities Lending Collateral 4.4%
Daily Assets Fund "Capital Shares", 0.51% (e) (f) (Cost $44,211,184)		44,211,184	44,211,184
Cash Equivalents 5.1%
Deutsche Central Cash Management Government Fund, 0.44% (e) (Cost $50,581,143)		50,581,143	50,581,143
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,033,153,997) †		103.1	1,024,308,188
Other Assets and Liabilities, Net		(3.1)	(30,736,002)
Net Assets		100.0	993,572,186

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	3,500,000	USD	3,508,969	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	4,626,000	USD	2,895,192	2,313,000
					6,404,161	2,313,000

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2016.
†	The cost for federal income tax purposes was $1,035,416,520. At June 30, 2016, net unrealized depreciation for all securities based on tax cost was $11,108,332. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,575,195 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,683,527.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $42,760,971, which is 4.3% of net assets.
(c)	At June 30, 2016, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(d)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	387,564	229,045	0.02

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At June 30, 2016, open credit default swap contracts sold were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid ($)	Unrealized (Depreciation) ($)

12/20/2019	5,960,000[1]	5.0%	Community Health Systems, Inc., 8.0%, 11/15/2019, B-	(196,604)	278,588	(475,192)
12/20/2018	5,000,000[2]	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B	(172,407)	200,412	(372,819)
Total unrealized depreciation					(848,011)

(g)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Morgan Stanley
2	Credit Suisse

At June 30, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	8,980,000	USD	10,205,717	7/14/2016	235,097	Citigroup, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	232,982	EUR	209,567	7/29/2016	(160)	Citigroup, Inc.
EUR	1,057,814	USD	1,162,544	7/29/2016	(12,652)	Merrill Lynch & Co., Inc.
Total unrealized depreciation					(12,812)

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$907,958,647	$—	$907,958,647
Government & Agency Obligation	—	1,001,158	—	1,001,158
Loan Participations and Assignments	—	2,643,268	—	2,643,268
Convertible Bonds	—	3,807,537	7,787,021	11,594,558
Preferred Security (i)	—	5,736,938	—	5,736,938
Common Stocks	37,311	—	527,005	564,316
Warrant	—	—	16,976	16,976
Short-Term Investments (i)	94,792,327	—	—	94,792,327
Derivatives (j)
Forward Foreign Currency Exchange Contracts	—	235,097	—	235,097
Total	$94,829,638	$921,382,645	$8,331,002	$1,024,543,285
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Credit Default Swap Contracts	$—	$(848,011)	$—	$(848,011)
Forward Foreign Currency Exchange Contracts	—	(12,812)	—	(12,812)
Total	$—	$(860,823)	$—	$(860,823)

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Loan Participation and Assignments	Convertible Bond	Common Stocks	Warrants	Total
Balance as of September 30, 2015	$0	$8,705,981	$604,676	$26,875	$9,337,532
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	0	(1,378,461)	(77,671)	(9,899)	(1,466,031)
Amortization premium/discount	—	37,043	—	—	37,043
Purchases	—	422,458	—	—	422,458
(Sales)	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of June 30, 2016	$0	$7,787,021	$527,005	$16,976	$8,331,002
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2016	$—	$(1,378,461)	$(77,671)	$(9,899)	$(1,466,031)

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$ (848,011)	$ —
Foreign Exchange Contracts	$ —	$ 222,285

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2016